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                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                    610-503-5693
                                                      Natalie_S_Bej@vanguard.com




November 20, 2007

Christian Sandoe, Esq.
Securities and Exchange Commission         VIA ELECTRONIC FILING
100 F Street, NE
Washington, D.C. 20549

Re:      Vanguard Montgomery Funds (the "Trust")
         File Number 811-22114
         ---------------------


Commissioners:

Enclosed for filing under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A ("Amendment No. 3"). The purpose of Amendment No. 3 is to incorporate financial information of the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the predecessor fund in the reorganization, and to make other, non-material changes. Please contact me at (610) 503-5693 with any questions.

Sincerely,


Natalie S. Bej
Senior Counsel

Enclosures
cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission